SCHEDULE OF ALLOWANCE FOR EXPECTED RECOVERABLE AMOUNTS (Details) ¥ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Receivables [Abstract]
Loans recognized as a result of payments under guarantees		¥ 7,710	¥ 7,995
Less: provision for credit losses		(7,710)	(7,995)	¥ (10,337)	¥ (324,371)
Loans recognized